Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of detailed information about remuneration paid to related parties
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020

Directors’ fees	$202	$170	$157

Salaries and benefits	$855	$851	$681

Share-based compensation	$970	$719	$519